Related Party Transactions (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Office sharing and occupancy costs	$ 18,676	$ 64,741
Amount of accounts payable and accrued liabilities	121,235	304,623
Long term notes amount	$ 2,567,793	$ 2,604,713